CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENT OF INCOME
Net sales	$ 3,680.8	$ 3,694.9	$ 3,568.2	$ 3,336.6	$ 3,559.5	$ 3,484.0	$ 3,337.8	$ 2,872.1	$ 14,280.5	$ 13,253.4	$ 11,838.7
Cost of sales (including special charges of $14.3, $43.2 and $93.9 in 2014, 2013 and 2012, respectively)	1,979.9	1,970.6	1,909.4	1,819.2	1,945.2	1,866.1	1,810.2	1,539.7	7,679.1	7,161.2	6,385.4
Selling, general and administrative expenses	1,142.1	1,145.9	1,152.7	1,136.9	1,123.5	1,114.1	1,101.7	1,021.0	4,577.6	4,360.3	4,018.3
Special (gains) and charges	38.3	7.0	(6.1)	29.6	20.2	27.8	73.6	49.7	68.8	171.3	145.7
Operating income	520.5	571.4	512.2	350.9	470.6	476.0	352.3	261.7	1,955.0	1,560.6	1,289.3
Interest expense, net (including special charges of $2.5 and $19.3 in 2013 and 2012, respectively)	62.0	63.3	66.2	65.1	67.6	67.0	66.2	61.5	256.6	262.3	276.7
Income before income taxes	458.5	508.1	446.0	285.8	403.0	409.0	286.1	200.2	1,698.4	1,298.3	1,012.6
Provision for income taxes	115.2	138.7	131.0	91.3	113.4	101.8	70.3	39.2	476.2	324.7	311.3
Net income including noncontrolling interest	343.3	369.4	315.0	194.5	289.6	307.2	215.8	161.0	1,222.2	973.6	701.3
Less: Net income (loss) attributable to noncontrolling interest (including special charges of $0.5 and $4.5 in 2013 and 2012, respectively)	7.8	4.5	3.6	3.5	2.5	(0.8)	2.7	1.4	19.4	5.8	(2.3)
Net income attributable to Ecolab	$ 335.5	$ 364.9	$ 311.4	$ 191.0	$ 287.1	$ 308.0	$ 213.1	$ 159.6	$ 1,202.8	$ 967.8	$ 703.6
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 1.12	$ 1.22	$ 1.04	$ 0.64	$ 0.95	$ 1.02	$ 0.71	$ 0.54	$ 4.01	$ 3.23	$ 2.41
Diluted (in dollars per share)	$ 1.10	$ 1.19	$ 1.02	$ 0.62	$ 0.93	$ 1.00	$ 0.69	$ 0.53	$ 3.93	$ 3.16	$ 2.35
Dividends declared per common share (in dollars per share)									$ 1.1550	$ 0.9650	$ 0.8300
Weighted-average common shares outstanding
Basic (in shares)	300.1	300.0	299.6	300.6	301.2	301.2	301.5	295.4	300.1	299.9	292.5
Diluted (in shares)	305.6	305.7	305.2	306.5	307.5	307.2	307.4	300.9	305.9	305.9	298.9